UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-229037-06

Central Index Key Number of the issuing entity: 0001853902

Hyundai Auto Receivables Trust 2021-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-229037

Central Index Key Number of the depositor: 0001260125

Hyundai ABS Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541028

Hyundai Capital America

(Exact name of sponsor as specified in its charter)

Weni Gieseking
(949) 732-2974
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Index

Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Hyundai ABS Funding, LLC
(Depositor)

Date: October 26, 2022	By:	/s/ Charley Changmin Yoon
Name: Charley Changmin Yoon
Title: President and Secretary